Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Bad debt allowance	$ 3,785,151
Intangible asset estimated useful lives	10 years
Equipment [Member]
Estimated useful lives of assets	5 years